Derivative Warrant Liabilities - Schedule of Outstanding Warrants Liabilities (Details) (10-K) (Parenthetical) - USD ($) $ in Thousands		12 Months Ended
	Nov. 28, 2016	Dec. 31, 2017	Jun. 30, 2018	Dec. 31, 2016
Reverse stock split	one-to-nine Reverse Stock Split
Estimated fair value of warrant liability		$ 28	$ 14	$ 313
September 4, 2018 [Member]
Reverse stock split		one-for-15 reverse stock split